Commitments and Contingencies - Italian Customs and Tax Cases (Details)	1 Months Ended		69 Months Ended	1 Months Ended	69 Months Ended	1 Months Ended	108 Months Ended	1 Months Ended	108 Months Ended	1 Months Ended	108 Months Ended	1 Months Ended	108 Months Ended		1 Months Ended		12 Months Ended		9 Months Ended
	Oct. 31, 2012 Indirect import challenge - income tax assessment EUR (€)	Mar. 31, 2012 Indirect import challenge - income tax assessment EUR (€)	Sep. 30, 2013 Indirect import challenge - income tax assessment EUR (€)	Sep. 30, 2011 Indirect import challenge - customs tax assessment EUR (€)	Sep. 30, 2013 Indirect import challenge - customs tax assessment EUR (€)	Mar. 31, 2012 Trento 1998-2000 cases	Sep. 30, 2013 Trento 1998-2000 cases EUR (€)	Mar. 31, 2012 Alessandria 1998-2000 cases	Sep. 30, 2013 Alessandria 1998-2000 cases EUR (€)	Nov. 30, 2012 Aosta 1998-2000 cases USD ($)	Sep. 30, 2013 Aosta 1998-2000 cases EUR (€)	Aug. 31, 2012 Genoa 1998-2000 cases EUR (€)	Sep. 30, 2013 Genoa 1998-2000 cases EUR (€)	Sep. 30, 2013 Chiquita Italy 1998-2000 cases jurisdiction	Apr. 30, 2011 Chiquita Italy 2004 - 2005 cases USD ($)	Apr. 30, 2011 Chiquita Italy 2004 - 2005 cases EUR (€)	Dec. 31, 2011 Chiquita Italy 2004 - 2005 cases USD ($)	Dec. 31, 2011 Chiquita Italy 2004 - 2005 cases EUR (€)	Sep. 30, 2013 Chiquita Italy 2004 cases - direct import challenge USD ($)	Sep. 30, 2013 Chiquita Italy 2004 cases - direct import challenge EUR (€)	Sep. 30, 2013 Chiquita Italy 2005 cases - direct import challenge USD ($)	Sep. 30, 2013 Chiquita Italy 2005 cases - direct import challenge EUR (€)	Sep. 30, 2013 Chiquita Italy Pending litigation 1998-2000 cases jurisdiction
Loss Contingencies [Line Items]
Number of jurisdictions in which claims were originated														4									3
Claim / Assessment			€ 12,000,000		€ 18,200,000		€ 3,300,000		€ 300,000		€ 1,200,000		€ 7,400,000						$ 17,000,000	€ 13,000,000	$ 25,000,000	€ 19,000,000
Interest and Penalties Claimed / Assessed			19,100,000		10,200,000		3,100,000		200,000		1,200,000		1,000,000
Total Claim / Assessment	500,000		31,100,000		28,400,000		6,400,000		500,000		2,400,000		8,400,000
Deposits Paid Pending Appeal			1,500,000		10,500,000		6,400,000		500,000		400,000		1,600,000
Installment payment period						36 months		36 months
Monthly deposit payment		113,000		350,000						34,000		118,000
Tax settlement paid															4,000,000	3,000,000
Pricing adjustment paid for 2006 through 2009																	$ 3,000,000	€ 2,000,000